PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment, net
Details on property, plant, and equipment, net were as follows:

	Useful lives (In years)	December 31,
		2013	2012
	(Dollars in thousands)
Gas gathering systems	30	$744,359	$544,020
Compressor stations and compression equipment	30	380,000	261,705
Construction in progress	n/a	83,765	54,582
Other	4-15	21,304	6,897
Total		1,229,428	867,204
Accumulated depreciation		(71,347)	(34,602)
Property, plant, and equipment, net		$1,158,081	$832,602

Schedule of depreciation expense related to property, plant and equipment and capitalized interest
Depreciation expense related to property, plant, and equipment and capitalized interest were as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Depreciation expense	$36,745	$22,422	$8,595
Capitalized interest	4,705	2,784	3,362